Share-based Payments - Movements during the year (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	1,400
Outstanding at December 31	1,484	1,400
2020 Number of options | Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transferred from cash-settled	4,887
Outstanding at December 31	4,887
2020 Number of options | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	5,108
Granted during the year	980
Forfeited during the year	(379)
Transferred from cash-settled	(4,887)
Outstanding at December 31	822	5,108
2020 WAEP | Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transferred from cash-settled	1
Outstanding at December 31	1
2020 WAEP | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	1
Granted during the year	1
Forfeited during the year	(1)
Transferred from cash-settled	1
Outstanding at December 31	1	1
2019 Number of options | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	5,108	3,772
Granted during the year		1,467
Forfeited during the year		(131)
Outstanding at December 31		5,108
2019 WAEP | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	1	1
Granted during the year		1
Forfeited during the year		(1)
Outstanding at December 31		1
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested	1,326	1,055